FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

31.FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Categories of the financial instruments

	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Financial assets
Financial assets at amortized cost	198,262	296,828

Financial liabilities
Financial liabilities at amortized cost	60,732	61,741
Lease liabilities	202,945	212,626

Financial risk management objectives and policies

The Group’s major financial instruments include rental and other deposits, trade and other receivables, financial assets at FVTPL, pledged bank deposits, bank balances and cash, trade payables, amounts due to related parties, other payables and bank borrowings. Details of these financial instruments are disclosed in respective notes. The risks associated with these financial instruments include market risk, credit risk and liquidity risk. The policies on how to mitigate these risks are set out below. The management of the Group manages and monitors these exposures to ensure appropriate measures are implemented on a timely and effective manner.

(a)Market risk

(a)(i)Foreign currency risk

The Group undertakes certain transactions in foreign currencies, which expose the Group to foreign currency risk. In addition, the Company has intra - group balances with several subsidiaries denominated in foreign currency which also expose the Group to foreign currency risk. The Group does not use any derivative contracts to hedge against its exposure to currency risk. The management manages its currency risk by closely monitoring the movement of the foreign currency rates and considers hedging significant foreign currency exposure should such need arise.

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities included the intra - group balances denominated in foreign currencies, as at the end of the reporting period are as follows:

	Assets
	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Monetary assets
– denominated in Chinese Yuan (“CNY”)	33	13
– denominated in SGD	92	6,143
– denominated in USD	39,607	19,389
– denominated in Hong Kong Dollar (“HKD”)	—	252
– denominated in Euro (“EUR”)	—	14

	Liabilities
	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Monetary liabilities
– denominated in CNY	4,324	4,690
– denominated in SGD	441	291
– denominated in USD	787,966	493,713
– denominated in HKD	13	55
– denominated in EUR	2,163	2,033

Sensitivity analysis

The following table details the Group’s sensitivity to a 10% weaken in the functional currency of the relevant group entities against the relevant foreign currencies. 10% is the sensitivity rate used in the management’s assessment of the reasonably possible change in the foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items, and adjusts their translation at the end of each reporting period for a 10% change in foreign currency rates. A positive (negative) number below indicates an increase (decrease) in post-tax profit during the years. For a 10% strengthen of the functional currency of relevant group entities, there would be an equal and opposite impact on the profit after loss.

The Group

	2023	2024
	USD’000	USD’000
Profit or loss
– CNY impact	(429)	(468)
– SGD impact	(35)	585
– USD impact	(74,836)	(47,432)
– HKD impact	(1)	20
– EUR impact	(216)	(202)

The above sensitivity analysis is prepared assuming the financial instruments outstanding at the end of the reporting period were outstanding for the whole year.

(a)(ii)Interest rate risk

The Group is exposed to fair value interest rate risk in relation to pledged bank deposits (Note 20), and lease liabilities (Note 23). The Group is also exposed to cash flow interest risk in relation to variable-rate bank balances (Note 20) which carry prevailing market interests. The management of the Group manage the interest rate risk by maintaining a balanced portfolio of fixed rate and floating rate bank borrowings and bank balances. The Group manage its interest rate exposures by assessing the potential impact arising from any interest rate movements based on interest rate level and outlook. The management will review the proportion of borrowings in fixed and floating rates and ensure they are within reasonable range.

No sensitivity analysis on interest rate risk is presented as the management consider the sensitivity on interest rate risk on bank balances is insignificant.

(b)Credit risk

The Group’s maximum exposure to credit risk which will cause a financial loss to the Group due to failure to discharge an obligation by the counterparties is arising from the carrying amount of the respective recognized financial assets as stated in the consolidated statements of financial position (including deposits, trade receivables, other receivables, amounts due from related parties, financial assets at FVTPL, pledged bank deposits and bank balances).

The management of the Group considers pledged bank deposits and bank balances that are deposited with financial institutions with high credit rating to be low credit risk financial assets. In addition, trade receivables in connection with bills settled through payment platforms and the issuer of other financial assets are also with high credit rating and no past due history. The management of the Group considers these assets are short-term in nature and the estimated loss rate are low as the probability of default is negligible on the basis of high-credit-rating issuers, and accordingly, no expected credit loss was recognized.

In determining the ECL for deposits and other receivables, the management of the Group has taken into account the historical default experience and forward-looking information, as appropriate, for example the Group has considered the consistently low historical default rate in connection with deposits and the strong financial capability of the lessors, and concluded that credit risk inherent in the Group’s outstanding deposits and other receivables is insignificant. The management of the Group has assessed those deposits and other receivable have not had a significant increase in credit risk since initial recognition and risk of default is insignificant, therefore the estimated loss rates of these assets are low, and accordingly, no expected credit loss has been recognized.

Except as described above, there has been no material change in the estimation techniques or significant assumptions made throughout the years ended December 31, 2022, 2023 and 2024.

(c)Liquidity risk

In the management of the liquidity risk, the management of the Group monitors and maintains a reasonable level of cash and cash equivalents which is deemed adequate by the management to finance the Group’s operations and mitigate the effects of fluctuations in cash flows. The Group relies on the cash generated from operating activities as the main source of liquidity. For the year ended December 31, 2024, the Group had net cash generating from operating activities of USD119,696,000 (2022: USD68,321,000, 2023: USD114,045,000).

The following table details the Group’s remaining contractual maturity for its financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. Specifically, amount due to related parties with a repayment on demand clause are included in the earliest time band regardless of the probability of the counterparties choosing to exercise their rights.

The table includes both interests and principal cash flows. To the extent that interest flows are floating rate, the undiscounted amount is derived from interest rate at the end of the reporting period.

				Over
	Weighted		Over	1 year
	average	On demand	2 months	but		Total
	interest	or within	but within	within	Over	undiscounted	Carrying
	rate	2 months	1 year	2 years	2 years	cash flows	amount
		USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
As at December 31, 2023
Financial liabilities
Trade payables	—	34,375	—	—	—	34,375	34,375
Other payables	—	25,515	—	—	—	25,515	25,515
Amounts due to related parties	—	842	—	—	—	842	842
Total	—	60,732	—	—	—	60,732	60,732
Lease liabilities	5.20%	7,764	35,483	39,266	182,402	264,915	202,945
As at December 31, 2024
Financial liabilities
Trade payables	—	30,711	—	—	—	30,711	30,711
Other payables	—	29,701	—	—	—	29,701	29,701
Amounts due to related parties	—	1,329	—	—	—	1,329	1,329
Total		61,741	—	—	—	61,741	61,741
Lease liabilities	5.14%	9,377	34,214	38,365	192,746	274,702	212,626